Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table shows compensation actually paid by year, compared to amounts in the Summary Compensation Table. In addition to the cash actually paid, the compensation actually paid reflects:

a.	The year-end fair value of any equity awards granted during the year that are outstanding and unvested as of the end of the year.
b.	The amount of change as of the end of the current year from the end of the prior year in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the current year.
c.	For awards granted in prior years that vest in the current year, the amount equal to the change as of the vesting date, from the end of the prior year in fair value.

Pay Versus Performance
Year	CEO		NEO's (Excluding CEO)		Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total ($)	Compensation Actually Paid ($)	Average Summary Compensation Table Total ($)	Average Compensation Actually Paid ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	ROA	ROE
2022	5,163,721	6,111,718	1,440,330	1,454,993	112	82	130.2	1.8%	19%
2021	4,610,714	11,894,580	1,063,578	1,635,704	185	140	110.7	1.7%	18%
2020	4,665,714	7,714,341	913,486	1,121,643	105	89	80.1	1.3%	15%

Reconciliation of Summary Compensation Table to Total Compensation Actually Paid

Year	Executive(s)	"Summary compensation table" total ($)	Deduct stock awards ($)	Add year-end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Total compensation actually paid ($)

2022	CEO	5,163,721	2,151,000	2,481,987	849,070	(232,060)	6,111,718
	Other NEOs	1,440,330	410,000	383,747	66,332	(25,416)	1,454,993

2021	CEO	4,610,714	1,601,000	2,645,690	5,404,398	834,778	11,894,580
	Other NEOs	1,063,578	195,000	262,370	337,484	167,272	1,635,704

2020	CEO	4,665,714	2,256,000	5,595,944	(199,002)	(92,315)	7,714,341
	Other NEOs	913,486	230,625	458,220	11,358	(30,796)	1,121,643

In the above table, Other NEOs (excluding the CEO) consisted of Messieurs Frenkiel, Garry, Leto and Harris in 2022 and Frenkiel, Connolly, Garry and Pareigat in 2021 and 2020.

Total shareholder returns are one of the criteria in the scorecard and the Nasdaq bank stock index is used for the table above. ROA and net income are also components of the “Balanced Scorecard: CEO Performance Matrix” in the financial metrics to budget comparison. While there is generally a direct relationship between these factors and the amount of compensation actually paid, final compensation paid is also impacted by the other criteria in the balanced scorecard. Additionally, based on progress over multi-year periods, amounts paid are intended to motivate management to further achieve longer-term financial goals that are disclosed on the Company’s website. The Compensation Committee also compares total shareholder return and return on assets (which incorporates net income) of the Company to its proxy peer group in its determination of compensation which is also a component of the balanced scorecard. A more qualitative analysis is necessitated by considering financial performance being achieved versus risk associated with that performance. Such risk could negatively impact financial performance in the future after compensation has already been paid. These risks include credit, compliance, and regulatory risk. Assessment of these risks is also included in the balanced score card.

The amount actually paid to the CEO in the pay for performance table reflected the appreciation in the stock price, which was consistent with the Compensation Committee’s intention to motivate management toward multiple year sustained financial progress and resulting shareholder returns.

NEO compensation actually paid is also directly related to total shareholder return, net income, and ROA. While the NEOs’ roles within each of these criteria vary, their performance directly impacts financial measures. However, independent of those financial measures, compensation actually paid may reflect individual performance and achievements not adequately reflected in those measures.

Company Selected Measure Name	ROA
PEO Total Compensation Amount	$ 5,163,721	$ 4,610,714	$ 4,665,714
PEO Actually Paid Compensation Amount	$ 6,111,718	11,894,580	7,714,341
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation Table to Total Compensation Actually Paid

Year	Executive(s)	"Summary compensation table" total ($)	Deduct stock awards ($)	Add year-end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Total compensation actually paid ($)

2022	CEO	5,163,721	2,151,000	2,481,987	849,070	(232,060)	6,111,718
	Other NEOs	1,440,330	410,000	383,747	66,332	(25,416)	1,454,993

2021	CEO	4,610,714	1,601,000	2,645,690	5,404,398	834,778	11,894,580
	Other NEOs	1,063,578	195,000	262,370	337,484	167,272	1,635,704

2020	CEO	4,665,714	2,256,000	5,595,944	(199,002)	(92,315)	7,714,341
	Other NEOs	913,486	230,625	458,220	11,358	(30,796)	1,121,643

Non-PEO NEO Average Total Compensation Amount	$ 1,440,330	1,063,578	913,486
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,454,993	1,635,704	1,121,643
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of Summary Compensation Table to Total Compensation Actually Paid

Year	Executive(s)	"Summary compensation table" total ($)	Deduct stock awards ($)	Add year-end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Total compensation actually paid ($)

2022	CEO	5,163,721	2,151,000	2,481,987	849,070	(232,060)	6,111,718
	Other NEOs	1,440,330	410,000	383,747	66,332	(25,416)	1,454,993

2021	CEO	4,610,714	1,601,000	2,645,690	5,404,398	834,778	11,894,580
	Other NEOs	1,063,578	195,000	262,370	337,484	167,272	1,635,704

2020	CEO	4,665,714	2,256,000	5,595,944	(199,002)	(92,315)	7,714,341
	Other NEOs	913,486	230,625	458,220	11,358	(30,796)	1,121,643

Total Shareholder Return Amount	$ 112	185	105
Peer Group Total Shareholder Return Amount	82	140	89
Net Income (Loss)	$ 130.2	$ 110.7	$ 80.1
Company Selected Measure Amount	0.018	0.017	0.013
PEO [Member] | Deduct stock awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,151,000	$ 1,601,000	$ 2,256,000
PEO [Member] | Add Year-end value of unvested equity awards granted in year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,481,987	2,645,690	5,595,944
PEO [Member] | Change in value of unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	849,070	5,404,398	(199,002)
PEO [Member] | Change in value of equity awards granted in prior years which vested in year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (232,060)	$ 834,778	$ (92,315)
Non-PEO NEO [Member] | Frenkiel
Pay vs Performance Disclosure [Table]
PEO Name	Frenkiel	Frenkiel	Frenkiel
Non-PEO NEO [Member] | Garry
Pay vs Performance Disclosure [Table]
PEO Name	Garry	Garry	Garry
Non-PEO NEO [Member] | Leto
Pay vs Performance Disclosure [Table]
PEO Name	Leto
Non-PEO NEO [Member] | Harris
Pay vs Performance Disclosure [Table]
PEO Name	Harris
Non-PEO NEO [Member] | Connollyl
Pay vs Performance Disclosure [Table]
PEO Name		Connolly	Connolly
Non-PEO NEO [Member] | Pareigat
Pay vs Performance Disclosure [Table]
PEO Name		Pareigat	Pareigat
Non-PEO NEO [Member] | Deduct stock awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 410,000	$ 195,000	$ 230,625
Non-PEO NEO [Member] | Add Year-end value of unvested equity awards granted in year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	383,747	262,370	458,220
Non-PEO NEO [Member] | Change in value of unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,332	337,484	11,358
Non-PEO NEO [Member] | Change in value of equity awards granted in prior years which vested in year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (25,416)	$ 167,272	$ (30,796)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	0.19	0.18	0.15